Other Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Other Payables and Accrued Expenses
Schedule of components of other payables and accrued expenses

	As of December 31,
	2010	2011
	RMB	RMB
Consideration payables on acquisition of subsidiaries	—	97
Business and other tax payable	34,085	37,460
Refundable deposits from employees and agents	15,177	14,542
Professional fees	12,600	12,291
Advances from third parties	11,517	7,512
Payables for addition of office equipment, furniture and fixtures	9,799	9,666
Insurance compensation claim payable to customers	2,307	2,408
Other	7,975	8,706
Total	93,460	92,682